Going Concern Basis of Accounting (Details)	12 Months Ended
Jun. 30, 2025 AUD ($)
Going Concern Basis of Accounting [Abstract]
Operating loss	$ 6,033,416
Net cash outflow from operating and investing activities	$ 2,166,131